Schedule of Relevant Tax Laws and Regulations (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Total income before income taxes	$ (1,506,747)	$ (2,036,143)	$ (850,004)	$ (33,313)
SINGAPORE
Total income before income taxes	(1,506,747)	(2,036,143)	(850,004)	(33,313)
Foreign [Member]
Total income before income taxes